Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S. Treasury Money Fund
Central Index Key	dei_EntityCentralIndexKey	0000869663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 02, 2015
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015